Siebert Williams Shank Shares [Member] Shareholder Fees	Nov. 30, 2025 USD ($)
Siebert Williams Shank Shares [Member] | Treasury Instruments Portfolio | Siebert Williams Shank Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0